Derivative Financial Instruments - Warrant Liability (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended			0 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended						6 Months Ended		12 Months Ended				0 Months Ended						6 Months Ended		12 Months Ended				0 Months Ended						6 Months Ended		12 Months Ended
	Feb. 04, 2013	Sep. 11, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	May 31, 2011 May 2011 Offering [Member]	Sep. 11, 2012 September 2012 Offering [Member]	Jun. 30, 2013 Private Transaction with Nineteen Warrant Holders [Member]	Jun. 30, 2013 Private Transaction with Nineteen Warrant Holders [Member]	Feb. 04, 2013 Private Transaction with a Warrant Holder [Member]	Mar. 31, 2013 Private Transaction with a Warrant Holder [Member]	Sep. 11, 2012 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Aug. 15, 2011 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 26, 2011 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2012 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2011 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Sep. 11, 2012 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Aug. 15, 2011 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 24, 2011 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Jun. 30, 2013 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2012 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2011 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Sep. 11, 2012 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Aug. 15, 2011 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 24, 2011 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Jun. 30, 2013 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2012 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2011 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]
Derivative [Line Items]
Common shares linked to derivative warrants (shares)							128,350	154,132	250	0	123,804	128,350	153,882
Issuance of warrants, public offering		110,000												110,000
Debt conversion, converted instrument, shares issued (shares)	(773,983)						(2,069,439)									123,052	5,001
Loss on exchange of warrants			$ 0	$ 764,513	$ 732	$ 764,513	$ 802,123	$ 0							$ 764,513	$ (764,513)		$ 732
Change in fair value of derivative			$ 7,700	$ 623,028	$ 220	$ 727,725	$ 779,083	$ 332,484			$ (220)
Fair market value of asset (per share)																			$ 0.95	[1]	$ 13.20	[1]	$ 13.20	[1]	$ 0.27	[2]	$ 0.22	[1],[2]	$ 12.50	[1]
Exercise price (per share)																			$ 1.25		$ 20.00		$ 20.00		$ 1.25		$ 1.25		$ 20.00
Term (in years)																			5 years	[3]	5 years	[3]	5 years	[3]	4 years 2 months	[3]	4 years 8 months	[3]													4 years 5 months	[3]											4 years 7 months	[3]
Implied expected life (in years)																			4 years 11 months	[4]	4 years 11 months	[4]	4 years 11 months	[4]	4 years 2 months	[4]	4 years 7 months	[4]													4 years 5 months	[4]											4 years 7 months	[4]
Volatility range of inputs (percentage)																															50.90%	[5]	61.90%	[5]	64.40%	[5]	47.13%	[6]	45.82%	[5],[6]	63.40%	[5]	86.30%	[5]	94.70%	[5]	95.80%	[5]	61.51%	[6]	84.21%	[5],[6]	92.20%	[5]
Equivalent volatility (percentage)																			65.31%	[4]	75.20%	[4]	76.90%	[4]	54.84%	[4]	60.20%	[4]	74.20%	[4]
Risk-free interest rate range of inputs (percentage)																															0.02%	[7]	0.08%	[7]	0.11%	[7]	0.04%	[8]	0.11%	[7],[8]	0.02%	[7]	0.96%	[7]	0.99%	[7]	1.81%	[7]	1.41%	[8]	0.72%	[7],[8]	0.83%	[7]
Equivalent risk-free interest rate (percentage)																			0.22%	[4]	0.33%	[4]	0.50%	[4]	0.35%	[4]	0.32%	[4]													0.27%	[4]											0.31%	[4]

[1]	The fair market value of the asset was determined by the Company using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by the independent investors in the May 2011 Offering and a private offering in December 2011.
[2]	The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
[3]	The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
[4]	The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.
[5]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.
[6]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.
[7]	The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.
[8]	Note 3 Table 2 FN1